Associated companies (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of associates
As of June 30, 2026 and December 31, 2025, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of June 30, 2026	June 30, 2026	December 31, 2025
Shannon Engine Support	50.0	$1,269,021	$1,166,236
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	90,047	85,829
Other	9.5-39.3	55,011	63,241
		$1,414,079	$1,315,306